UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.0%	Amount ($)		Value ($)

Alabama--5.3%

Alabama Housing Finance Authority, SFMR
6.10%, 10/1/2027 (Collateralized; GNMA)	2,695,000		2,778,006

Alabama Public School and College Authority:
7.735%, 7/1/2015	11,760,000	a,b	13,564,572
(Capital Improvement)
5.50%, 7/1/2019	29,250,000		31,422,397

Courtland Industrial Development Board, EIR
(International Paper Co.) 6.25%, 8/1/2025	8,000,000		8,504,240

Jefferson County, Limited Obligation School Warrants:
5.25%, 1/1/2019	23,000,000		24,333,310
5.25%, 1/1/2020	20,000,000		21,145,400
5.50%, 1/1/2021	5,000,000		5,377,650

Alaska--1.1%

Alaska Energy Authority, Power Revenue
(Bradley Lake) 6%, 7/1/2017 (Insured; FSA)	5,730,000		6,642,560

Alaska Housing Finance Corp.
8.466%, 12/1/2019 (Insured; MBIA)	6,940,000	a,b	7,380,343

Anchorage, Electric Utility Revenue
6.50%, 12/1/2015 (Insured; MBIA)	6,135,000		7,387,522

Arizona--1.8%

The Industrial Development Authority of the County of
Apache, PCR (Tucson Electric Power Co. Project):
5.85%, 3/1/2028	7,750,000		7,751,782
5.875%, 3/1/2033	28,570,000		28,577,142

California--12.2%

California:
Economic Recovery:
5%, 7/1/2016	14,500,000		15,583,005
5%, 7/1/2017	18,500,000		19,804,250
GO:
5%, 6/1/2022	13,460,000		14,076,333
5%, 8/1/2022	7,920,000		8,287,330
5.50%, 4/1/2028	11,260,000		12,103,599
5.50%, 4/1/2030	5,000,000		5,360,200

California County Tobacco Securitization Agency,
Tobacco Settlement Asset-Backed Bonds
(Kern County Tobacco Funding Corp.)
6.25%, 6/1/2037	6,100,000		6,432,389

California Department of Water Resource, Revenue:
Power Supply:
5.125%, 5/1/2012	20,500,000	c	22,314,660
5.125%, 5/1/2012 (Insured; FGIC)	21,090,000	c	23,070,773
Water (Central Valley Project):
5.50%, 12/1/2011	1,280,000	c	1,414,746
5.50%, 12/1/2016	6,390,000		7,016,667

California Public Works Board, LR:
(Department of Mental Health-Coalinga)
5.125%, 6/1/2029	7,000,000		7,174,510
(Various University of California Projects)
5.50%, 6/1/2014	9,750,000		10,762,147

California Statewide Communities Development
Authority, Revenue (Daughters of Charity Health
System) 5%, 7/1/2039	16,185,000		15,984,306

Chula Vista, Industrial Development Revenue
(San Diego Gas and Electric)
5.50%, 12/1/2021	10,000,000		10,559,600

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset-Backed Bonds:
5.50%, 6/1/2013	28,495,000	c	31,568,756
5.50%, 6/1/2013 (Insured; FGIC)	14,000,000	c	15,510,180
5%, 6/1/2045	15,000,000		14,948,700

Los Angeles Community College District, GO
5%, 8/1/2025 (Insured; FSA)	5,000,000		5,239,950

Connecticut--1.3%

Connecticut Resource Recovery Authority
(American Fuel Co. Project)
6.45%, 11/15/2022	7,325,000		7,411,215

Mashantucket Western Pequot Tribe, Special Revenue:
6.40%, 9/1/2007	9,170,000	b,c	9,645,189
6.40%, 9/1/2011	9,330,000	b	9,681,741

Delaware--.1%

Delaware Housing Authority, Senior SFMR
6.45%, 1/1/2026	2,115,000		2,154,720

District of Columbia--.7%

District of Columbia Tobacco Settlement Financing Corp.,
Tobacco Settlement Asset-Backed Bonds
6.50%, 5/15/2033	12,855,000		14,476,915

Florida--3.9%

Florida Board of Education Capital Outlay
(Public Education) 5.50%, 6/1/2016	12,000,000		13,108,800

Florida Department of Environmental Protection, Revenue
5.75%, 7/1/2013 (Insured; FGIC)	10,270,000		11,282,622

Miami-Dade County, Aviation Revenue,
Miami International Airport (Hub of the Americas)
5%, 10/1/2037 (Insured; FGIC)	13,085,000		13,432,014

Orange County, Health Facilities Authority,
Revenue (Orlando Regional Healthcare)
6%, 12/1/2028	2,090,000		2,247,314

Orlando Utilities Commission,
Water and Electric Revenue
6.75%, 10/1/2017	15,875,000		19,028,251

Tampa, Utility Tax and Special Revenue
5.75%, 10/1/2013 (Insured; AMBAC)	9,100,000		10,292,373

Tampa-Hillsborough County Expressway Authority,
Revenue 4.25%, 7/1/2028 (Insured; AMBAC)	9,685,000		8,986,615

Georgia--5.2%

Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners Inc.)
6.25%, 7/1/2014 (Insured; ACA)	4,605,000		5,024,423

Augusta Water and Sewer, Revenue
5.25%, 10/1/2039 (Insured; FSA)	7,000,000		7,391,930

Chatham County Hospital Authority,
Revenue Improvement (Memorial Health University)
5.75%, 1/1/2029	4,000,000		4,269,960

Fulton County Facilities Corp., COP
(Fulton County, Georgia Public Purpose Project)
5.50%, 11/1/2018 (Insured; AMBAC)	11,630,000		12,624,830

Georgia:
5.80%, 11/1/2009	19,580,000	c	21,612,796
5.80%, 11/1/2009	20,000,000	c	22,076,400
5%, 7/1/2017	18,000,000		19,443,240

Milledgeville-Baldwin County Development Authority,
Revenue (Georgia College and State University Foundation)
5.625%, 9/1/2030	5,100,000		5,356,377

Private Colleges and Universities Authority, Revenue
(Mercer University Project)
5.75%, 10/1/2031	6,000,000		6,278,460

Hawaii--.8%

Hawaii 5.80%, 9/1/2009 (Insured; FSA)	14,000,000	c	15,271,060

Idaho--.7%

Idaho Housing Agency, Multi-Family Housing
6.70%, 7/1/2024	8,300,000		8,365,487

Power County Industrial Development Corp.,
SWDR (FMC Corp. Project)
6.45%, 8/1/2032	4,750,000		4,983,035

Illinois--4.5%

Chicago O'hare International Airport, Revenue:
General Airport Third Lien
5.75%, 1/1/2024 (Insured; FSA)	9,215,000		10,069,783
Special Facilities (American Airlines Inc. Project)
8.20%, 12/1/2024	7,970,000		6,931,987

Cook County 5.50%, 5/15/2011 (Insured; FGIC)	12,000,000	c	13,104,960

Illinois Educational Facilities Authority, Revenue
(Northwestern University) 5%, 12/1/2038	20,000,000		20,349,600

Illinois Finance Authority, Revenue
(Northwestern Memorial Hospital)
5.50%, 8/15/2043	22,310,000		23,457,849

Illinois Health Facilities Authority, Revenue
(Advocate Health Care Network)
6.125%, 11/15/2010	10,000,000	c	11,110,700

Illinois Housing Development Authority
(Multi-Family Program) 6.75%, 9/1/2021	5,985,000		5,992,182

Indiana--.6%

Indiana Transportation Finance Authority,
Highway Revenue
5.75%, 12/1/2021 (Insured; FGIC)	10,000,000		11,696,900

Kansas--1.0%

Wichita, Hospital Revenue Facilities Improvement
(Christi Health System) 5.50%, 11/15/2026	7,000,000		7,293,090

Wyandotte County Kansas City, Unified Government
Utility System Revenue
5.60%, 9/1/2023 (Insured; AMBAC)	12,010,000		13,588,955

Kentucky--.4%

Mount Sterling, LR (Kentucky League Cities Funding)
6.10%, 3/1/2018	7,955,000		9,241,960

Maryland--.7%

Community Development Administration, Department of
Housing and Community Development State of Maryland
8.676%, 7/1/2039	5,000,000	a,b	5,314,500

Maryland Economic Development Corp., Student Housing
Revenue (Frostburg State University Project)
6.25%, 10/1/2033	8,580,000		8,998,361

Massachusetts--4.0%

Massachusetts 8.775%, 2/1/2015	10,000,000	a,b	12,020,700

Massachusetts Housing Finance Agency, Revenue
Single Family Housing
7.125%, 6/1/2025	1,715,000		1,716,732

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue (Nuclear Project
Number 4 Issue)
5.25%, 7/1/2013 (Insured; MBIA)	10,000,000		10,846,300

Massachusetts School Building Authority,
Dedicated Sales Tax
5%, 8/15/2022 (Insured; FSA)	20,000,000		21,092,200

Massachusetts Special Obligation,
Dedicated Tax, Revenue:
5.25%, 1/1/2014 (Insured; FGIC)	5,000,000	c	5,462,300
5.75%, 1/1/2014 (Insured; FGIC)	27,000,000	c	30,424,680

Michigan--2.0%

The Economic Development Corp. of the County of Gratiot,
Limited Obligation EDR (Danly Die Set Project)
7.625%, 4/1/2007	3,200,000		3,197,504

Kent Hospital Finance Authority, Revenue
(Metropolitan Hospital Project) 6.25%, 7/1/2040	7,500,000		8,105,850

Michigan Hospital Finance Authority,
Revenue (Oakwood Obligated Group)
5.50%, 11/1/2016	8,165,000		8,793,705

Michigan Strategic Fund, SWDR
(Genesee Power Station Project) 7.50%, 1/1/2021	4,500,000		4,485,105

Wayne County Airport Authority, Airport Revenue
(Detroit Metropolitan Wayne County Airport)
5%, 12/1/2029 (Insured; MBIA)	15,000,000		15,313,800

Minnesota--1.1%

Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue 5.75%, 1/1/2010
(Insured; FGIC)	5,000,000	c	5,469,100

Saint Paul Housing and Redevelopment Authority,
Hospital Facility Revenue (HealthEast Project)
6%, 11/15/2030	13,000,000		13,888,680

Shakopee Health Care Facilities, Revenue
(Saint Francis Regional Medical Center)
5.25%, 9/1/2034	3,000,000		3,055,170

Missouri--.8%

Missouri Higher Education Loan Authority,
Student Loan Revenue
6.75%, 2/15/2009	11,500,000		11,693,890

Saint Louis, Airport Revenue
(Airport Development Program)
5.625%, 7/1/2011 (Insured; MBIA)	5,000,000	c	5,501,400

Nebraska--2.6%

Omaha Public Power District, Electric Revenue
5.50%, 2/1/2014	47,300,000		52,485,499

Nevada--.9%

Clark County,
IDR (Nevada Power Co. Project):
5.60%, 10/1/2030	3,000,000		2,978,670
5.90%, 11/1/2032	15,000,000		15,000,150

New Hampshire--1.0%

New Hampshire Business Finance Authority,
PCR (Public Service Co.)
6%, 5/1/2021 (Insured; MBIA)	15,500,000		16,546,870

New Hampshire Housing Finance Authority:
Multi-Family Housing
7.55%, 7/1/2013	1,375,000		1,514,233
Single Family Residential Mortgage
6.85%, 1/1/2025	1,610,000		1,641,105

New Jersey--7.7%

Garden State Preservation Trust,
Open Space and Farmland Preservation
5.25%, 11/1/2021 (Insured; FSA)	6,000,000	d	6,714,660

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5.50%, 6/15/2024	12,120,000		12,587,711
5.50%, 6/15/2031	9,865,000		10,131,750
PCR (Public Service Electric and Gas Co. Project)
6.40%, 5/1/2032 (Insured; MBIA)	32,040,000		32,363,924
Special Facility Revenue (Continental Airlines, Inc. Project)
6.25%, 9/15/2029 (Insured; MBIA)	4,500,000		3,733,155

New Jersey Transit Corp., COP,
Federal Transit Administration Grants
5.75%, 9/15/2010 (Insured; AMBAC)	15,000,000	c	16,469,100

New Jersey Transportation Trust Fund Authority:
8.765%, 6/15/2012	12,330,000	a,b	15,596,710
(Transportation System):
5.75%, 6/15/2018	7,750,000		8,858,792
5.75%, 6/15/2020	12,645,000		14,589,548

New Jersey Turnpike Authority, Turnpike Revenue
8.245%, 1/1/2017 (Insured; MBIA)	15,000,000	a,b	17,317,200

Tobacco Settlement Financing Corp. of New Jersey,
Tobacco Settlement Asset-Backed Bonds:
6.75%, 6/1/2039	3,000,000		3,350,340
7%, 6/1/2041	12,065,000		13,708,615

New Mexico--.5%

New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien)
5.25%, 6/15/2020 (Insured; MBIA)	8,000,000		8,654,240

New Mexico Mortgage Financing Authority,
6.80%, 1/1/2026	1,760,000		1,768,114

New York--14.8%

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2012 (Insured; FSA)	10,000,000		11,119,800
5.50%, 12/1/2013 (Insured; FSA)	25,860,000		28,960,097

Metropolitan Transportation Authority:
Revenue
5.50%, 11/15/2014 (Insured; AMBAC)	18,000,000		20,188,440
State Service Contract
5.75%, 1/1/2018	17,025,000		19,289,155

Nassau County Industrial Development Agency, IDR
(KeySpan-Glenwood Energy Center, LLC Project)
5.25%, 6/1/2027	10,000,000		10,252,200

New York City:
5.50%, 5/15/2009 (Insured; MBIA)	11,180,000	c	12,044,997
5.75%, 3/1/2018	14,185,000		15,555,697
5%, 8/1/2021	10,000,000		10,373,200
5.25%, 8/15/2024	18,500,000		19,523,420

New York City Industrial Development Agency:
Liberty Revenue (7 World Trade Center, LLC Project)
6.50%, 3/1/2035	10,000,000		10,554,400
Special Facility Revenue (American Airlines, Inc. John F.
Kennedy International Airport Project)
8%, 8/1/2028	18,500,000		18,437,285

New York City Municipal Water Finance Authority,
Water and Sewer Revenue 5%, 6/15/2027 (Insured; MBIA)	19,865,000		20,698,734

New York City Transitional Finance Authority, Revenue:
7.745%, 11/1/2018	14,550,000	a,b	17,222,690
(Future Tax Secured):
5.75%, 2/15/2010	5,100,000	c	5,600,718
5.75%, 2/15/2010	11,910,000	c	13,079,324

New York Counties Tobacco Trust IV,
Settlement Pass Thru 5%, 6/1/2042	10,000,000		9,165,100

New York State Dormitory Authority, Revenue:
(City University)
7.50%, 7/1/2010	4,300,000		4,700,846
(State University Educational Facilities)
5.50%, 5/15/2013 (Insured; FGIC)	20,350,000		22,540,474

New York State Environmental Facilities Corp.,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects) (Second Resolution Bonds)
5.50%, 6/15/2017	7,100,000		8,073,197

Triborough Bridge and Tunnel Authority,
Revenues (General Purpose)
5.50%, 1/1/2009	20,000,000	c	21,247,200

North Carolina--.6%

Charlotte 5.25%, 2/1/2015	9,380,000		9,923,665

North Carolina Housing Finance Agency,
Single Family Revenue
6.50%, 9/1/2026	1,950,000		2,026,089

Oklahoma--.4%

Claremore Industrial and Redevelopment Authority,
EDR (Yuba Project)
8.375%, 7/1/2011	7,500,000		7,504,200

Pennsylvania--1.4%

Montgomery County Industrial Development Authority,
Mortgage Revenue (Whitemarsh Continuing Care
Retirement Community Project)
6.25%, 2/1/2035	10,805,000		11,262,916

Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue
(Reliant Energy):
6.75%, 12/1/2036	10,000,000		10,634,800
6.75%, 12/1/2036	5,500,000		5,849,140

Rhode Island--.0%

Rhode Island Housing and Mortgage Finance Corp.
(Homeownership Opportunity)
6.50%, 4/1/2027	300,000		300,363

South Carolina--1.2%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)
5.875%, 12/1/2012	4,000,000	c	4,556,160

Securing Assets For Education, Installment Purchase
Revenue (The School District of Berkeley County,
South Carolina Project)
5%, 12/1/2028	15,155,000		15,244,414

South Carolina Housing Finance and Development Authority,
Mortgage Revenue:
6.75%, 7/1/2026	1,730,000		1,744,636
6.70%, 7/1/2027	2,895,000		2,955,042

Texas--8.7%

Alliance Airport Authority Inc.,
Special Facilities Revenue:
(American Airlines Inc. Project)
7.50%, 12/1/2029	13,000,000		10,095,800
(Federal Express Corp. Project)
6.375%, 4/1/2021	34,070,000		35,029,752

Brazos River Authority, PCR (TXU Electric Co. Project):
5.75%, 11/1/2011	11,500,000		12,236,805
6.75%, 10/1/2038	5,790,000		6,413,583

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport, Revenue:
Facilities Improvement Corp:
(American Airlines Inc.)
7.25%, 11/1/2030	3,000,000		2,254,710
(Bombardier Inc.)
6.15%, 1/1/2016	5,865,000		5,969,749
Joint Improvement:
5.75%, 11/1/2014 (Insured; FGIC)	15,070,000		16,362,102
5.75%, 11/1/2015 (Insured; FGIC)	10,000,000		10,785,500

Harris County Hospital District, Mortgage Revenue:
7.40%, 2/15/2010 (Insured; AMBAC)	1,930,000		2,038,891
7.40%, 2/15/2010 (Insured; AMBAC)	3,785,000		4,097,641

Harris County-Houston Sports Authority,
Third Lien Revenue:
Zero Coupon, 11/15/2033 (Insured; MBIA)	23,245,000		5,200,371
Zero Coupon, 11/15/2035 (Insured; MBIA)	14,500,000		2,879,990

Houston:
Airport System Revenue, Special Facilities (Continental Airlines)
7%, 7/1/2029	5,800,000		5,285,076
Utilities System Revenue, First Lien
5.25%, 5/15/2021 (Insured; FSA)	18,075,000		19,354,349

Tarrant County Health Facilities Development Corp.,
Health System Revenue
(Texas Health Resources System)
5.75%, 2/15/2014 (Insured; MBIA)	9,470,000		10,559,618

Texas 9.576%, 12/1/2020	7,605,000	a,b	8,003,122

Texas Transportation Commission, GO (Mobility Fund)
5%, 4/1/2027	5,700,000		5,917,170

Texas Turnpike Authority,
Central Texas Turnpike System
Revenue, First Tier
5.75%, 8/15/2038 (Insured; AMBAC)	12,000,000		13,201,920

Utah--.4%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023	8,230,000		8,242,756

Virginia--.6%

Tobacco Settlement Financing Corp. of Virginia,
Tobacco Settlelment Asset-Backed Bonds
5.50%, 6/1/2026	11,500,000		11,622,935

Washington--3.4%

Bellevue 5.50%, 12/1/2039 (Insured; MBIA)	12,000,000		12,934,560

Seattle, Municipal Light and Power Revenue, Improvement:
5.50%, 3/1/2013 (Insured; FSA)	11,585,000		12,585,365
5.50%, 3/1/2016 (Insured; FSA)	15,400,000		16,593,192

Tacoma, Electric System Revenue
4.25%, 1/1/2020 (Insured; FSA)	21,525,000		21,000,221

Tumwater Office Properties, LR
(Washington State Office Building)
5%, 7/1/2028	5,110,000		5,222,522

Wisconsin--2.1%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds
7%, 6/1/2028	25,000,000		27,681,000

Wisconsin Health and Educational Facilities Authority,
Revenue:
(Aurora Health Care) 5.625%, 2/15/2029	9,725,000		9,950,425
(FH Healthcare Development Inc. Project)
6.25%, 11/15/2009	5,000,000	c	5,523,200

Wyoming--.7%

Sweetwater County, SWDR (FMC Corp. Project)
6.90%, 9/1/2024	13,225,000		13,339,264

U.S. Related--2.8%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 6%, 7/1/2010	20,050,000	c	22,268,533

Puerto Rico Housing Finance Authority,
Capital Fund Program:
5%, 12/1/2018	14,840,000		15,511,510
5%, 12/1/2019	6,000,000		6,250,920
5%, 12/1/2020	5,000,000		5,202,250

Puerto Rico Infrastructure Financing Authority,
Special Obligation 5.50%, 10/1/2032	7,000,000		7,535,710

Total Long-Term Municipal Investments
(cost $1,888,567,721)			1,978,530,032

Short-Term Municipal Investments--1.0%

Ohio--.6%

Trumbull County, Health Care Facility Revenue
and Improvement (Shepherd of the Valley Lutheran
Retirement Services, Inc. Obligated Group) 2.98%
(Insured; Radian and Liquidity Facility; Bank of America)	12,000,000	e	12,000,000

Utah--.4%

Murray City, HR (IHC Health Services, Inc.)
3% (LOC; JPMorgan Chase Bank)	8,500,000	e	8,500,000

Total Short-Term Municipal Investments
(cost $20,500,000)			20,500,000

Total Investments (cost $1,909,067,721)	99.0%	1,999,030,032
Cash and Receivables (Net)	1.0%	20,505,047
Net Assets	100.0%	2,019,535,079

Notes to Statement of Investments:

a Inverse floater security--the interest rate is subject to change periodically.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to
$115,746,767 or 5.7% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on delayed delivery basis.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Premier High Income Fund

Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Bonds and Notes - 89.3%	Amount($)		Value ($)

Aerospace/Defense - 3.4%
Aviall,
Sr. Notes, 7.625%, 2011	2,075,000		2,147,625
BE Aerospace:
Sr. Sub. Notes, Ser. B, 8%, 2008	2,000,000		2,012,500
Sr. Sub. Notes, Ser. B, 8.875%, 2011	1,000,000		1,057,500
DI Finance/DynCorp International,
Sr. Sub. Notes, 9.5%, 2013	1,000,000	a	1,047,500
Esterline Technologies,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		1,050,000
K&F Acquisition,
Notes, 7.75%, 2014	1,500,000		1,518,750
Sequa:
Sr. Notes, 9%, 2009	100,000		105,500
Sr. Notes, Ser. B, 8.875%, 2008	1,900,000		1,985,500
TransDigm,
Notes, 8.375%, 2011	1,750,000		1,820,000
			12,744,875

Broadcasting/Media - 3.1%
Allbritton Communications,
Sr. Sub. Notes, 7.75%, 2012	1,500,000		1,509,375
Gray Television,
Sr. Sub. Notes, 9.25%, 2011	1,000,000		1,075,000
LIN Television,
Sr. Sub. Notes, 6.5%, 2013	1,500,000	a	1,443,750
Nexstar Finance,
Sr. Sub. Notes, 7%, 2014	1,700,000		1,530,000
Salem Communications,
Sr. Sub. Notes, 7.75%, 2010	1,000,000		1,036,250
Sinclair Broadcast:
Conv. Sr. Sub. Notes, 4.875%, 2018	450,000	b	411,750
Sr. Sub. Notes, 8%, 2012	2,500,000		2,587,500
Susquehanna Media,
Sr. Sub. Notes, 7.375%, 2013	1,750,000		1,865,937
			11,459,562
Building & Construction - .3%
K. Hovnanian Enterprises,
Sr. Sub. Notes, 7.75%, 2013	1,000,000		985,000

Building Materials - 1.9%
Builders FirstSource,
Sr. Secured Notes, 8.59%, 2012	1,000,000	b	1,020,000
Goodman Global,
Sr. Sub. Notes, 7.875%, 2012	1,000,000	a	945,000
Interface:
Notes, 7.3%, 2008	1,200,000		1,209,000
Sr. Notes, 10.375%, 2010	1,000,000		1,080,000
Sr. Sub. Notes, 9.5%, 2014	1,000,000		1,000,000
Jacuzzi Brands,
Sr. Secured Notes, 9.625%, 2010	1,000,000		1,070,000
Nortek,
Sr. Sub. Notes, 8.5%, 2014	900,000		868,500
			7,192,500

Cable/Media - 5.0%
CSC,
Sr. Notes, 7.875%, 2007	500,000		512,500
Cablevision Systems:
Sr. Notes, Ser. B, 8%, 2012	500,000	b	480,000
Sr. Notes, Ser. B, 8.716%, 2009	2,000,000	b	2,050,000
EchoStar Communications,
Conv. Sub. Notes, 5.75%, 2008	4,000,000		3,915,000
Insight Communications,
Sr. Discount Notes, 0/12.25%, 2011	2,000,000	c	2,092,500
Insight Midwest/Capital:
Sr. Notes, 9.75%, 2009	800,000		825,000
Sr. Notes, 10.5%, 2010	800,000		845,000
Kabel Deutschland,
Sr. Notes, 10.625%, 2014	1,000,000	a	1,080,000
Lodgenet Entertainment,
Sr. Sub. Debs., 9.5%, 2013	1,800,000		1,971,000
Mediacom Broadband,
Sr. Notes, 8.5%, 2015	1,000,000	a	940,000
Mediacom Communications,
Conv. Sr. Notes, 5.25%, 2006	1,750,000		1,741,250
Telenet,
Sr. Discount Notes, 0/11.5%, 2014	1,636,000	a,c	1,337,430
Videotron Ltee:
Notes, 6.375%, 2015	500,000	a	498,125
Sr. Notes, 6.875%, 2014	250,000		254,375
			18,542,180
Chemicals - 4.9%
Equistar Chemicals/Funding:
Sr. Notes, 10.125%, 2008	1,000,000		1,091,250
Sr. Notes, 10.625%, 2011	2,500,000		2,768,750
Huntsman International:
Notes, 11.625%, 2010	1,300,000		1,483,625
Sr. Sub. Notes, 10.125%, 2009	916,000		948,060
Lyondell Chemical:
Sr. Secured Notes, 9.5%, 2008	500,000		526,250
Sr. Secured Notes, 10.5%, 2013	1,500,000		1,711,875
Sub. Notes, 10.875%, 2009	1,000,000		1,045,000
Millennium America,
Sr. Notes, 9.25%, 2008	250,000		271,250
Nalco,
Sr. Sub. Notes, 8.875%, 2013	2,000,000		2,085,000
PQ,
Notes, 7.5%, 2013	1,000,000	a	925,000
Resolution Performance Products/Capital:
Secured Notes, 9.5%, 2010	1,000,000		1,015,000
Sr. Sub. Notes, 13.5%, 2010	2,000,000		2,122,500
Rhodia,
Sr. Notes, 10.25%, 2010	1,000,000		1,102,500
Rockwood Specialties:
Sr. Sub. Notes, 10.625%, 2011	365,000		396,937
Sub. Notes, 7.5%, 2014	500,000	b	492,500
			17,985,497

Consumer Products- 3.7%
ACCO Brands,
Sr. Sub. Notes, 7.625%, 2015	1,000,000		940,000
American Achievement,
Sr. Sub. Notes, 8.25%, 2012	1,500,000		1,530,000
Central Garden & Pet,
Sr. Sub. Notes, 9.125%, 2013	650,000		687,375
Chattem,

Sr. Sub. Notes, 7%, 2014	1,000,000		1,016,250
Da-Lite Screen,
Sr. Notes, 9.5%, 2011	1,500,000		1,582,500
Jafra Cosmetics International/Distribuidora Comerical,
Sr. Sub. Notes, 10.75%, 2011	1,307,000		1,434,432
Jarden,
Sr. Sub. Notes, 9.75%, 2012	900,000		931,500
Leslie's Poolmart,
Sr. Notes, 7.75%, 2013	1,250,000		1,268,750
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011	1,500,000		1,588,125
Visant,
Notes, 7.625%, 2012	2,000,000		1,995,000
WH Holdings/Capital,
Sr. Notes, 9.5%, 2011	810,000		874,800
			13,848,732

Entertainment/Leisure - 2.2%
Cinemark,
Sr. Discount Notes, 0/9.75%, 2014	500,000	c	371,250
Intrawest,
Sr. Notes, 7.5%, 2013	2,500,000		2,528,125
NCL,
Sr. Notes, 10.625%, 2014	1,000,000	b	1,045,000
Royal Caribbean Cruises:
Sr. Debs., 7.25%, 2018	1,000,000		1,067,500
Sr. Debs., 7.5%, 2027	250,000		266,250
Sr. Notes, 8%, 2010	1,000,000		1,091,250
Six Flags,
Sr. Notes, 9.75%, 2013	1,000,000		992,500
Town Sports International,
Sr. Notes, 9.625%, 2011	750,000		776,250
			8,138,125

Environmental - 1.0%
Allied Waste:
Sr. Notes, Ser. B, 8.5%, 2008	1,000,000		1,057,500
Sr. Notes, Ser. B, 8.875%, 2008	2,000,000		2,115,000
Casella Waste Systems,
Sr. Sub. Notes, 9.75%, 2013	500,000		532,500
			3,705,000

Food & Beverages - 2.2%
B&G Foods,
Sr. Notes, 8%, 2011	1,000,000		1,020,000
Del Monte,
Sr. Sub. Notes, 8.625%, 2012	975,000	b	1,028,625
Doane Pet Care,
Sr. Sub. Notes, 10.625%, 2015	1,500,000	a	1,531,875
Dole Food:
Notes, 7.25%, 2010	1,000,000		985,000
Sr. Notes, 8.875%, 2011	335,000		345,888
Land O' Lakes,
Sr. Secured Notes, 9%, 2010	200,000		218,000
Michael Foods,
Sr. Sub. Notes, 8%, 2013	1,750,000		1,804,688
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013	1,400,000		1,358,000
			8,292,076
Food & Drug - 1.6%
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011	1,500,000		1,522,500

Rite Aid:
Conv. Notes, 4.75%, 2006	2,550,000		2,495,812
Sr. Secured Notes, 8.125%, 2010	1,250,000		1,256,250
Stater Brothers,
Sr. Notes, 8.125%, 2012	750,000		742,500
			6,017,062

Gaming - 6.5%
American Casino & Entertainment Properties,
Secured Notes, 7.85%, 2012	1,500,000		1,545,000
Ameristar Casinos,
Sr. Sub. Notes, 10.75%, 2009	500,000		533,750
Aztar:
Sr. Sub. Notes, 7.875%, 2014	2,000,000		2,080,000
Sr. Sub. Notes, 9%, 2011	350,000		373,625
Boyd Gaming,
Sr. Sub. Notes, 7.75%, 2012	1,000,000		1,052,500
CCM Merger,
Notes, 8%, 2013	2,500,000	a	2,431,250
Chukchansi Economic Development Authority:
Sr. Notes, 8%, 2013	1,500,000	a	1,515,000
Sr. Notes, 8.06%, 2012	500,000	a,b	507,500
Hard Rock Hotel,
Notes, 8.875%, 2013	2,100,000		2,262,750
Herbst Gaming,
Notes, 7%, 2014	2,250,000		2,227,500
Inn of the Mountain Gods Resort & Casino,
Sr. Notes, 12%, 2010	500,000		522,500
Isle of Capri Casinos:
Sr. Sub. Notes, 7%, 2014	750,000		735,000
Sr. Sub. Notes, 9%, 2012	750,000		796,875
Kerzner International,
Sr. Sub. Notes, 6.75%, 2015	1,500,000	a	1,458,750
MGM Mirage,
Sr. Sub. Notes, 8.375%, 2011	500,000		535,000
Mandalay Resort,
Sr. Sub. Notes, 9.375%, 2010	500,000		550,000
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014	1,000,000		1,025,000
Sr. Sub. Notes, 8%, 2012	700,000		742,000
Penn National Gaming,
Sr. Notes, 8.875%, 2010	850,000		894,625
Pinnacle Entertainment,
Sr. Sub. Notes, 8.25%, 2012	200,000		205,000
Scientific Games,
Sr. Sub. Notes, 6.25%, 2012	400,000		396,000
Seneca Gaming:
Sr. Notes, 7.25%, 2012	1,000,000		1,018,750
Sr. Notes, 7.25%, 2012	500,000	a	509,375
			23,917,750

Health Care - 5.2%
Alderwoods,
Notes, 7.75%, 2012	1,250,000		1,303,125
Alliance Imaging,
Sr. Sub. Notes, 7.25%, 2012	300,000		253,500
Carriage Services,
Notes, 7.875%, 2015	1,750,000		1,793,750
Concentra Operating:
Sr. Notes, 9.5%, 2010	800,000		828,000
Sr. Sub. Notes, 9.125%, 2012	1,000,000		1,035,000
DaVita,

Sr. Sub. Notes, 7.25%, 2015	1,750,000		1,795,937
HCA,
Sr. Notes, 6.375%, 2015	1,000,000		998,584
IASIS Healthcare/Capital,
Sr. Sub. Notes, 8.75%, 2014	500,000		527,500
Kinetic Concepts,
Sr. Sub. Notes, 7.375%, 2013	787,000		808,642
Omega Healthcare Investors:
Sr. Notes, 7%, 2014	950,000		961,875
Sr. Notes, 7%, 2014	150,000	a	151,875
Psychiatric Solutions,
Sr. Sub. Notes, 7.75%, 2015	1,000,000		1,040,000
Select Medical,
Notes, 7.625%, 2015	1,500,000		1,432,500
Sybron Dental Specialties,
Sr. Sub. Notes, 8.125%, 2012	250,000		263,750
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013	2,000,000		2,010,000
Vanguard Health,
Sr. Sub. Notes, 9%, 2014	1,000,000		1,060,000
Warner Chilcott,
Notes, 8.75%, 2015	1,000,000	a	915,000
Watson Pharmaceuticals,
Conv. Debs., 1.75%, 2023	1,000,000	b	973,750
Wyeth,
Conv. Sr. Notes, 3.32%, 2024	1,000,000	b	1,019,110
			19,171,898

Industrial - 3.3%
Blount,
Sr. Sub. Notes, 8.875%, 2012	1,500,000		1,563,750
Chart Industries,
Sr. Sub. Notes, 9.125%, 2015	1,750,000	a	1,776,250
Dresser-Rand,
Sr. Sub. Notes, 7.625%, 2014	2,423,000	a,b	2,489,633
Hexcel,
Sr. Sub. Notes, 6.75%, 2015	1,000,000		970,000
Koppers,
Notes, 9.875%, 2013	1,500,000		1,635,000
Mueller,
Sr. Sub. Notes, 10%, 2012	2,500,000		2,650,000
Wesco Distribution,
Sr. Sub. Notes, 7.5%, 2017	1,000,000	a	1,012,500
			12,097,133

Lodging/Hotels - 1.6%
Felcor Lodging:
Sr. Notes, 7.78%, 2011	2,250,000	b	2,351,250
Sr. Notes, 9%, 2011	750,000	b	825,000
Felcor Suites,
Sr. Notes, 7.625%, 2007	500,000		516,250
Gaylord Entertainment,
Sr. Notes, 8%, 2013	1,500,000		1,560,000
Host Marriott,
Sr. Notes, Ser. G, 9.25%, 2007	500,000		534,375
La Quinta Properties,
Sr. Notes, 8.875%, 2011	200,000		216,750
			6,003,625

Media- Diversified & Services - 2.8%
Advanstar Communications:
Secured Notes, 10.75%, 2010	1,550,000		1,716,625

Sr. Sub. Notes, Ser. B, 12%, 2011	900,000		958,500
Corus Entertainment,
Sr. Sub. Notes, 8.75%, 2012	1,100,000		1,171,500
Intelsat,
Sr. Notes, 5.25%, 2008	500,000		456,250
Intelsat Bermuda,
Sr. Notes, 8.695%, 2012	2,500,000	a,b	2,550,000
New Skies Satellites,
Sr. Notes, 9.573%, 2011	750,000	b	774,375
PanAmSat:
Notes, 9%, 2014	975,000		1,028,625
Sr. Discount Notes, 0/10.375%, 2014	650,000	c	456,625
Quebecor Media,
Sr. Discount Notes, 0/13.75%, 2011	1,250,000	c	1,282,813
			10,395,313

Mining & Metals - 1.1%
Alpha Natural Resources,
Notes, 10%, 2012	2,000,000	b	2,170,000
Foundation PA Coal,
Sr. Notes, 7.25%, 2014	2,000,000		2,050,000
			4,220,000

Non Food & Drug - 2.5%
Affinity,
Sr. Sub. Notes, 9%, 2012	1,050,000		1,052,625
Buhrmann U.S.,
Sr. Sub. Notes, 8.25%, 2014	1,650,000		1,658,250
Couche-Tard U.S./Finance,
Sr. Sub. Notes, 7.5%, 2013	1,250,000		1,281,250
Dillard's,
Notes, 7.15%, 2007	1,000,000		1,020,000
GSC,
Notes, 8%, 2012	500,000	a	485,000
Nebraska Book,
Sr. Sub. Notes, 8.625%, 2012	1,500,000		1,387,500
Pantry,
Sr. Sub. Notes, 7.75%, 2014	1,500,000		1,462,500
Petro Stopping Centers/Financial,
Secured Notes, 9%, 2012	1,000,000		997,500
			9,344,625

Oil & Gas - 3.7%
Chesapeake Energy:
Conv. Sr. Notes, 2.75%, 2035	100,000	a	100,375
Sr. Notes, 6.5%, 2017	500,000	a	491,250
Compagnie Generale de Geophysique,
Notes, 7.5%, 2015	500,000		515,000
Compton Petroleum,
Sr. Notes, 7.625%, 2013	2,000,000	a	2,040,000
Comstock Resources,
Sr. Notes, 6.875%, 2012	1,000,000		995,000
Denbury Resources,
Notes, 7.5%, 2013	1,150,000		1,173,000
Encore Acquisition:
Sr. Sub. Notes, 6%, 2015	1,500,000		1,387,500
Sr. Sub. Notes, 6.25%, 2014	750,000		718,125
Exco Resources,
Notes, 7.25%, 2011	2,000,000		2,035,000
Harvest Operations,
Sr. Notes, 7.875%, 2011	2,000,000		2,000,000
Transmontaigne,

Sr. Sub. Notes, 9.125%, 2010	650,000		637,000
Whiting Petroleum:
Sr. Sub. Notes, 7%, 2014	500,000	a	506,250
Sr. Sub. Notes, 7.25%, 2013	1,000,000		1,017,500
			13,616,000

Packaging- 1.4%
BWAY,
Sr. Sub. Notes, 10%, 2010	750,000	b	783,750
Crown Americas/Capital,
Sr. Notes, 7.625%, 2013	1,000,000	a	1,030,000
Crown Cork & Seal:
Debs., 7.375%, 2026	500,000		457,500
Debs., 8%, 2023	850,000		813,875
Owens-Illinois,
Sr. Notes, 7.35%, 2008	1,000,000		1,015,000
Silgan,
Sr. Sub. Notes, 6.75%, 2013	1,000,000		1,005,000
			5,105,125

Paper/Forestry - 2.1%
Abitibi-Consolidated,
Notes, 5.25%, 2008	1,000,000		965,000
Boise Cascade,
Notes, 7.025%, 2012	1,000,000	b	975,000
Caraustar Industries:
Notes, 7.375%, 2009	250,000		241,875
Sr. Sub. Notes, 9.875%, 2011	1,000,000		1,010,000
Catalyst Paper,
Sr. Notes, 7.375%, 2014	2,000,000		1,820,000
Georgia-Pacific,
Sr. Notes, 8%, 2014	1,000,000		1,108,750
Graphic Packaging International,
Sr. Sub. Notes, 9.5%, 2013	1,000,000		950,000
JSG Funding,
Sr. Notes, 9.625%, 2012	750,000		746,250
			7,816,875

Printing & Publishing - 2.4%
CBD Media/Finance:
Sr. Notes, 9.25%, 2012	1,000,000		992,500
Sr. Sub. Notes, 8.625%, 2011	500,000		512,500
Dex Media,
Notes, 8%, 2013	2,200,000		2,255,000
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013	488,000		542,290
Houghton Mifflin,
Sr. Sub. Notes, 9.875%, 2013	1,400,000		1,494,500
Morris Publishing,
Notes, 7%, 2013	1,000,000		960,000
Primedia,
Sr. Notes, 8%, 2013	250,000		221,875
R.H. Donnelley,
Sr. Sub. Notes, 10.875%, 2012	950,000		1,080,625
Yell Finance,
Sr. Discount Notes, 0/13.5%, 2011	650,000	c	669,500
			8,728,790

Restaurants - .7%
Domino's,
Sr. Sub. Notes, 8.25%, 2011	1,458,000		1,516,320
Trustreet Properties,

Sr. Notes, 7.5%, 2015	1,000,000		1,010,000
			2,526,320

Support Services - 5.0%
Ahern Rentals,
Secured Notes, 9.25%, 2013	1,000,000	a	1,042,500
Ashtead,
Secured Notes, 8.625%, 2015	1,000,000	a	1,047,500
Cardtronics,
Sr. Sub. Notes, 9.25%, 2013	1,000,000	a	990,000
Coinmach,
Sr. Notes, 9%, 2010	1,500,000		1,580,625
Corrections Corporation of America,
Sr. Notes, 7.5%, 2011	3,300,000		3,448,500
H&E Equipment Services/Finance,
Notes, 11.125%, 2012	1,000,000		1,112,500
Iron Mountain:
Sr. Sub. Notes, 6.625%, 2016	750,000		701,250
Sr. Sub. Notes, 7.75%, 2015	400,000		406,000
Sr. Sub. Notes, 8.625%, 2013	1,000,000		1,050,000
Mac-Gray,
Sr. Notes, 7.625%, 2015	1,250,000	a	1,278,125
Mobile Mini,
Sr. Notes, 9.5%, 2013	2,000,000		2,200,000
Monitronics International,
Sr. Sub. Notes, 11.75%, 2010	1,250,000	b	1,239,063
NationsRent Cos.,
Notes, 9.5%, 2015	500,000		528,750
Neff Rental/Finance,
Secured Notes, 11.25%, 2012	1,000,000	a	1,052,500
Williams Scotsman,
Sr. Notes, 8.5%, 2015	1,000,000	a	1,035,000
			18,712,313

Technology - 3.7%
Activant Solutions,
Sr. Notes, 10.054%, 2010	1,000,000	a,b	1,030,000
Communications & Power Industries,
Sr. Sub. Notes, 8%, 2012	1,000,000		1,005,000
Lucent Technologies:
Debs., 6.45%, 2029	2,500,000		2,168,750
Notes, 5.5%, 2008	500,000		502,500
Notes, 7.25%, 2006	1,000,000		1,022,500
Sungard Data Systems:
Sr. Notes, 9.125%, 2013	2,000,000	a	2,080,000
Sr. Sub. Notes, 10.25%, 2015	2,000,000	a	2,030,000
Syniverse Technologies,
Sr. Sub. Notes, 7.75%, 2013	1,250,000	a	1,271,875
UGS,
Notes, 10%, 2012	1,000,000		1,095,000
Vishay Intertechnology,
Conv. Sub. Notes, 3.625%, 2023	500,000		478,125
Xerox Capital Trust I,
Capital Securities, 8%, 2027	1,000,000		1,030,000
			13,713,750

Telecommunications - 9.9%
AirGate,
Notes, 7.9%, 2011	2,250,000	b	2,345,625
Alamosa Delaware,
Sr. Discount Notes, 0/12%, 2009	500,000	c	551,250
American Cellular,

Sr. Notes, Ser. B, 10%, 2011	3,000,000		3,262,500
American Tower,
Sr. Notes, 7.125%, 2012	1,000,000		1,037,500
Centennial Cellular Operating/Communications:
Sr. Notes, 8.125%, 2014	1,350,000	b	1,404,000
Sr. Notes, 10.125%, 2013	1,250,000		1,400,000
Cincinnati Bell:
Sr. Notes, 7%, 2015	1,000,000		970,000
Sr. Sub. Notes, 8.375%, 2014	1,500,000		1,477,500
Citizens Communications,
Sr. Notes, 6.25%, 2013	1,350,000		1,306,125
Eircom Funding,
Notes, 8.25%, 2013	1,500,000		1,631,250
LCI International,
Sr. Notes, 7.25%, 2007	2,000,000		2,005,000
MCI:
Sr. Notes, 6.908%, 2007	500,000	b	506,875
Sr. Notes, 7.688%, 2009	1,500,000	b	1,558,125
Sr. Notes, 8.735%, 2014	1,250,000	b	1,382,813
Nextel Communications,
Sr. Notes, Ser. D, 7.375%, 2015	3,000,000		3,160,347
Qwest:
Sr. Notes, 7.12%, 2013	1,000,000	a,b	1,082,500
Sr. Notes, 7.625%, 2015	1,250,000	a	1,335,937
Qwest Capital Funding,
Notes, 6.375%, 2008	2,000,000		1,980,000
Rogers Wireless,
Secured Notes, 6.995%, 2010	1,000,000	b	1,037,500
Rural Cellular:
Secured Notes, 7.91%, 2010	250,000	b	258,125
Secured Notes, 8.25%, 2012	1,000,000		1,055,000
Sr. Sub. Notes, Ser. B, 9.625%, 2008	250,000		255,313
SBA Telecommunications/Communications,
Sr. Discount Notes, 0/9.75%, 2011	417,000	c	383,640
Time Warner Telecom,
Notes, 9.25%, 2014	1,000,000		1,040,000
U.S. Unwired,
Secured Notes, Ser. B, 8.12%, 2010	1,000,000	b	1,035,000
UbiquiTel Operating,
Sr. Notes, 9.875%, 2011	1,000,000		1,111,250
Valor Telecommunications Enterprises/Finance,
Sr. Notes, 7.75%, 2015	2,000,000		1,970,000
			36,543,175

Textiles & Apparel - 1.8%
Levi Strauss & Co.:
Sr. Notes, 8.804%, 2012	1,500,000	b	1,526,250
Sr. Notes, 12.25%, 2012	1,000,000		1,122,500
Oxford,
Sr. Notes, 8.875%, 2011	750,000		768,750
Perry Ellis International,
Sr. Sub. Notes, Ser. B, 8.875%, 2013	500,000		502,500
Phillips-Van Heusen:
Sr. Notes, 7.25%, 2011	500,000		510,000
Sr. Notes, 8.125%, 2013	1,000,000		1,045,000
Warnaco,
Sr. Notes, 8.875%, 2013	1,000,000		1,087,500
			6,562,500

Transportation - .6%
CHC Helicopter,
Sr. Sub. Notes, 7.375%, 2014	1,000,000		1,012,500

Gulfmark Offshore,
Notes, 7.75%, 2014	1,000,000	b	1,042,500
			2,055,000

Utilities - 5.7%
Allegheny Energy Supply:
Bonds, 8.25%, 2012	1,500,000	a,b	1,695,000
Notes, 7.8%, 2011	1,000,000		1,095,000
Edison Mission Energy,
Sr. Notes, 7.73%, 2009	4,000,000		4,150,000
El Paso:
Notes, 6.375%, 2009	500,000		488,750
Notes, 7.75%, 2010	2,000,000		2,030,000
Sr. Notes, 7.625%, 2007	500,000	b	508,125
Inergy/Finance,
Sr. Notes, 6.875%, 2014	1,000,000		937,500
MSW Energy/Finance:
Notes, Ser. B, 7.375%, 2010	1,000,000		1,027,500
Sr. Secured Notes, Ser. B, 8.5%, 2010	500,000		532,500
Mission Energy,
Sr. Secured Notes, 13.5%, 2008	1,500,000		1,751,250
SEMCO Energy,
Sr. Notes, 7.75%, 2013	1,000,000		1,045,063
Sierra Pacific Resources,
Sr. Notes, 7.803%, 2012	750,000		805,661
Southern Star Central,
Sr. Secured Notes, 8.5%, 2010	750,000		800,625
Suburban Propane Partners/Energy Finance,
Sr. Notes, 6.875%, 2013	700,000		649,250
Tennessee Gas Pipeline,
Debs., 7.5%, 2017	1,500,000		1,583,468
Texas Genco/Financing,
Sr. Notes, 6.875%, 2014	1,750,000	a	1,881,250
			20,980,942

Total Bonds and Notes
(cost $328,179,021)			330,421,743

Preferred Stocks - 2.7%	Shares		Value ($)
Automotive - .4%
General Motors,
Conv., Ser. A, $1.125	60,995		1,323,591

Broadcasting/Media - .3%
Spanish Broadcasting System,
Cum., Ser. B, $107.5	1,069		1,146,119

Entertainment/Leisure - .3%
Six Flags,
Cum. Conv., $1.8125	40,000		918,000

Oil & Gas - .2%
Chesapeake Energy,
Cum. Conv., $4.50	10,000		912,500

Paper/Forestry - .0%
Smurfit-Stone Container,
Cum. Conv., Ser. A, $1.75	5,832		120,897

Telecommunications - 1.5%
Crown Castle International,

Cum. Conv., $3.125	100,000	5,450,000

Total Preferred Stocks
(cost $8,849,238)		9,871,107

Other Investment- 6.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $25,755,000)	25,755,000 d	25,755,000

Total Investments (cost $362,783,259)	98.9%	366,047,850

Cash and Receivables (Net)	1.1%	3,961,489

Net Assets	100.0%	370,009,339

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $48,570,875 or 13.1% of net assets.
b Variable rate security-interest rate subject to periodic change.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 23, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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